Organization and Business Operations	6 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Organization and Description of Business
Organization and Business Operations

Note 1 — Organization and Business Operations

Organization and General

Alpha Healthcare Acquisition Corp. (the “Company”) was incorporated as a Delaware corporation on July 1, 2020. The Company was incorporated for the purpose of effecting a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination with one or more businesses (the “Business Combination”). The Company has not selected any specific business combination target and the Company has not, nor has anyone on its behalf, initiated any substantive discussions, directly or indirectly, with any business combination target. The Company has selected December 31 as its fiscal year end.

On February 17, 2021, the Company entered into a business combination agreement (the “Business Combination Agreement”) by and among the Company, Hunter Merger Sub, Inc., a Delaware corporation (“Merger Sub”), and Humacyte, Inc., a Delaware corporation (“Humacyte”). The Business Combination Agreement provides, among other things, that on the terms and subject to the conditions set forth therein, Merger Sub will merge with and into Humacyte, with Humacyte surviving as a wholly-owned subsidiary of the Company (the “Business Combination”). Upon the closing of the Business Combination (the “Closing”), it is anticipated that the Company will change its name to “Humacyte, Inc.”

As of June 30, 2021, the Company had not yet commenced any operations. All activity through June 30, 2021, relates to the Company’s formation and the Initial Public Offering (“IPO”) described below. The Company will not generate any operating revenues until after the completion of its initial business combination, at the earliest. The Company will generate non-operating income in the form of interest income on cash and cash equivalents from the proceeds derived from the IPO.

Financing

The registration statement for the Company’s IPO was declared effective on September 17, 2020 (the “Effective Date”). On September 22, 2020, the Company consummated the IPO of 10,000,000 units (the “Units” and, with respect to the shares of Class A common stock included in the Units sold, the “Public Shares”), at $10.00 per Unit, generating gross proceeds of $100,000,000, which is described in Note 3.

Simultaneously with the closing of the IPO, the Company consummated the sale of 355,000 Units (the “Private Placement Units”) the Sponsor, Oppenheimer & Co. Inc. (“Oppenheimer”) and Northland Securities, Inc. (“Northland”) at a purchase price of $10.00 per Private Placement Unit, generating gross proceeds to the Company of $3,550,000, which is described in Note 4.

Transaction costs amounted to $4,197,388 consisting of $2,000,000 of underwriting fee, $1,959,758 of deferred underwriting fee and $329,713 of other offering costs. Of the total transaction cost $317,023 was expensed as non-operating expenses in that statement of operations with the rest of the offering cost charged to stockholders’ equity. The transaction costs were allocated based on the relative fair value basis, compared to the total offering proceeds, between the fair value of the public warrant liabilities and the Class A common stock.

Trust Account

Following the closing of the IPO on September 22, 2020, an amount of $100,000,000 from the net proceeds of the sale of the Units in the IPO and the sale of the Private Placement Units was placed in a trust account (“Trust Account”) which will be invested in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act, with a maturity of 185 days or less or in any open-ended investment company that holds itself out as a money market fund meeting the conditions of Rule 2a-7 of the Investment Company Act, as determined by the Company. Except with respect to interest earned on the funds held in the trust account that may be released to the Company to pay its tax obligations, the proceeds from the IPO and the sale of the private placement units will not be released from the trust account until the earliest of (a) the completion of the Company’s initial business combination, (b) the redemption of any public shares properly submitted in connection with a stockholder vote to amend the Company’s amended and restated certificate of incorporation, and (c) the redemption of the Company’s public shares if the Company is unable to complete the initial business combination within 24 months from the closing of the IPO, subject to applicable law. The proceeds deposited in the trust account could become subject to the claims of the Company’s creditors, if any, which could have priority over the claims of the Company’s public stockholders.

Initial Business Combination

The Company’s management has broad discretion with respect to the specific application of the net proceeds of the IPO, although substantially all of the net proceeds are intended to be generally applied toward consummating a business combination.

The Company’s business combination must be with one or more target businesses that together have a fair market value equal to at least 80% of the balance in the Trust Account (as defined below) (net of taxes payable) at the time of the signing an agreement to enter into a business combination. However, the Company will only complete a business combination if the post-business combination company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target sufficient for it not to be required to register as an investment company under the Investment Company Act. There is no assurance that the Company will be able to successfully effect a business combination.

The Company will provide its public stockholders with the opportunity to redeem all or a portion of their public shares upon the completion of the initial business combination either (i) in connection with a stockholder meeting called to approve the initial business combination or (ii) by means of a tender offer. The decision as to whether the Company will seek stockholder approval of a proposed initial business combination or conduct a tender offer will be made by the Company, solely in its discretion. The stockholders will be entitled to redeem their shares for a pro rata portion of the amount then on deposit in the Trust Account (initially $10.00 per share, plus any pro rata interest earned on the funds held in the Trust Account and not previously released to the Company to pay its tax obligations).

The shares of common stock subject to redemption is recorded at a redemption value and classified as temporary equity upon the completion of the IPO, in accordance with Accounting Standards Codification (“ASC”) Topic 480 “Distinguishing Liabilities from Equity.” In such case, the Company will proceed with a business combination if the Company has net tangible assets of at least $5,000,001 either immediately prior to or upon consummation of a business combination and, if the Company seeks stockholder approval, a majority of the issued and outstanding shares voted are voted in favor of the business combination.

The Company will have 24 months from the closing of the IPO (with the ability to extend with stockholder approval) to consummate a business combination (the “Combination Period”). However, if the Company is unable to complete a business combination within the Combination Period, the Company will redeem 100% of the outstanding public shares for a pro rata portion of the funds held in the Trust Account, equal to the aggregate amount then on deposit in the trust account including interest earned on the funds held in the trust account and not previously released to the Company, divided by the number of then outstanding public shares, subject to applicable law and as further described in the registration statement, and then seek to dissolve and liquidate.

The Company’s sponsor, officers and directors have agreed to (i) waive their redemption rights with respect to their founder shares, private placement shares and public shares in connection with the completion of the initial business combination, (ii) waive their redemption rights with respect to their founder shares and public shares in connection with a stockholder vote to approve an amendment to the Company’s amended and restated certificate of incorporation, and (iii) waive their rights to liquidating distributions from the trust account with respect to their founder shares and private placement shares if the Company fails to complete the initial business combination within the Combination Period.

The Company’s sponsor has agreed that it will be liable to the Company if and to the extent any claims by a third party for services rendered or products sold to the Company, or a prospective target business with which the Company has entered into a written letter of intent, confidentiality or similar agreement or business combination agreement, reduce the amount of funds in the trust account to below the lesser of (i) $10.00 per public share and (ii) the actual amount per public share held in the trust account as of the date of the liquidation of the trust account, if less than $10.00 per share due to reductions in the value of the trust assets, less taxes payable, provided that such liability will not apply to any claims by a third party or prospective target business who executed a waiver of any and all rights to the monies held in the trust account (whether or not such waiver is enforceable) nor will it apply to any claims under the Company’s indemnity of the underwriters of the IPO against certain liabilities, including liabilities under the Securities Act. However, the Company has not asked its sponsor to reserve for such indemnification obligations, nor has the Company independently verified whether its sponsor has sufficient funds to satisfy its indemnity obligations and believe that the Company’s sponsor’s only assets are securities of the Company. Therefore, the Company cannot assure that its sponsor would be able to satisfy those obligations.

Proposed Business Combination with Humacyte

Business Combination Agreement

If the Business Combination Agreement is approved and adopted and the business combination is subsequently completed, Merger Sub will merge with and into Humacyte, with Humacyte as the surviving company in the merger and, after giving effect to such merger, Humacyte shall be a wholly owned subsidiary of AHAC.

Under the terms of the Business Combination Agreement, at the effective time of the Business Combination (the “Effective Time”), (i) each outstanding share of Humacyte common stock will be cancelled and converted into the right to receive a number of shares of common stock of New Humacyte (the “New Humacyte common stock”) equal to the Exchange Ratio (as defined in this proxy statement/prospectus); (ii) each outstanding share of Humacyte preferred stock will be cancelled and converted into the right to receive a number of shares of New Humacyte common stock equal to (A) the aggregate number of shares of Humacyte common stock that would be issued upon conversion of the shares of Humacyte preferred stock based on the applicable conversion ratio immediately prior to the Effective Time, multiplied by (B) the Exchange Ratio; and (iii) each outstanding Humacyte option or warrant will be converted into an option or warrant, as applicable, to purchase a number of shares of New Humacyte common stock equal to (A) the number of shares of Humacyte common stock subject to such option or warrant multiplied by (B) the Exchange Ratio at an exercise price per share equal to the current exercise price per share for such option or warrant divided by the Exchange Ratio; in each case, rounded down to the nearest whole share. Holders of shares of Humacyte common stock and Humacyte preferred stock also will be eligible to receive up to an aggregate of 15,000,000 shares of New Humacyte common stock based on the share price performance of the New Humacyte common stock. The Exchange Ratio is approximately 0.26260.

Sponsor Support Agreement

In connection with the execution of the Business Combination Agreement, Sponsor and the other holders (the “Company Supporting Stockholders”) of the Class B Common Stock entered into a support agreement with AHAC and Humacyte (the “Sponsor Support Agreement”). Under the Sponsor Support Agreement, each Company Supporting Stockholder agreed to vote, at any meeting of the stockholders of AHAC and in any action by written consent of the stockholders of AHAC, all of such Company Supporting Stockholder’s Class A Common Stock and Class B Common Stock (i) in favor of (a) the Business Combination Agreement and the transactions contemplated thereby and (b) the other proposals that AHAC and Humacyte agreed in the Business Combination Agreement shall be submitted at such meeting for approval by AHAC’s stockholders together with the proposal to obtain the Company Stockholder Approval (the “Required Transaction Proposals”) and (ii) against any proposal that conflicts or materially impedes or interferes with any Required Transaction Proposals or that would adversely affect or delay the Business Combination. The Sponsor Support Agreement also prohibits each Company Supporting Stockholder from, among other things and subject to certain exceptions, selling, assigning or transferring any Class A Common Stock or Class B Common Stock held by such Company Supporting Stockholder or taking any action that would have the effect of preventing or materially delaying such Company Supporting Stockholder from performing his, her or its obligations under the Sponsor Support Agreement. In addition, in the Sponsor Support Agreement, each Company Supporting Stockholder agreed to waive, and not to assert or perfect, among other things, any rights to adjustment or other anti-dilution protections with respect to the rate at which the shares of Class B Common Stock held by the Company Supporting Stockholders convert into shares of Class A Common Stock in connection with the transactions contemplated by the Business Combination Agreement.

Humacyte Support Agreement

In connection with the execution of the Business Combination Agreement, certain Humacyte stockholders (the “Humacyte Supporting Stockholders”) entered into a support agreement with AHAC (the “Humacyte Support Agreement”). Under the Humacyte Support Agreement, each Humacyte Supporting Stockholder agreed, within two business days following the date that AHAC delivers the proxy statement/prospectus to AHAC’s stockholders (following the date that the proxy statement/prospectus becomes effective), to execute and deliver a written consent with respect to all outstanding shares of Humacyte common stock and preferred stock held by such Humacyte Supporting Stockholder (the “Subject Humacyte Shares”) approving the Business Combination Agreement and the transactions contemplated thereby. In addition to the foregoing, each Humacyte Supporting Stockholder agreed that, at any meeting of the holders of Humacyte capital stock, each such Humacyte Supporting Stockholder will appear at the meeting, in person or by proxy, and cause its Subject Humacyte Shares to be voted (i) to approve and adopt the Business Combination Agreement, the transactions contemplated thereby, and any other matters necessary or reasonably requested by Humacyte for consummation of the Business Combination; and (ii) against any proposal that conflicts or materially impedes or interferes with, or would adversely affect or delay, the consummation of the transactions contemplated by the Business Combination Agreement.

The Humacyte Support Agreement also prohibits the Humacyte Supporting Stockholders from, among other things, (i) transferring any of the Subject Humacyte Shares; (ii) entering into (a) any option, commitment or other arrangement that would require the Humacyte Support Stockholders to transfer the Subject Humacyte Shares, or (b) any voting trust, proxy or other contract with respect to the voting or transfer of the Subject Humacyte Shares; or (iii) taking any action in furtherance of the foregoing. In addition, under the Humacyte Support Agreement, each Humacyte Supporting Stockholder agreed (i) not to exercise any rights of appraisal or dissenter’s rights relating to the Business Combination Agreement and the transactions contemplated thereby; and (ii) to irrevocably waive, on behalf of itself and each other holder of Humacyte preferred stock, any right to certain payments upon liquidation of Humacyte pursuant to its certificate of incorporation.

PIPE Subscription Agreements

In connection with the Business Combination, the Company entered into subscription agreements with certain investors (the “Subscription Agreements”), pursuant to which, among other things, certain investors (the “PIPE Investors”) have subscribed to purchase an aggregate of 17,500,000 shares of Class A Common Stock (together, the “PIPE Investment”) for a purchase price of $10.00 per share, or an aggregate purchase price of $175,000,000, which shares are to be issued at the Closing. The obligations of each party to consummate the PIPE Investment are conditioned upon, among other things, customary closing conditions and the consummation of the transactions contemplated by the Business Combination Agreement.

The closing of the PIPE Investment will occur on the date of and immediately prior to the consummation of the Business Combination and is conditioned thereon and on other customary closing conditions. The Class A Common Stock to be issued pursuant to the Subscription Agreements has not been registered under the Securities Act, and will be issued in reliance upon the exemption provided under Section 4(a)(2) of the Securities Act and Regulation D promulgated thereunder. The Subscription Agreements will terminate and be void and of no further force or effect upon the earliest to occur of: (a) such date and time as the Business Combination Agreement is terminated in accordance with its terms, (b) the mutual written consent of each of the parties to each such Subscription Agreement, (c) AHAC’s notification to the PIPE Investors in writing that it has abandoned its plans to move forward with the Business Combination and/or has terminated a PIPE Investor’s obligations, (d) the conditions to closing set forth in the Subscription Agreement not having been satisfied or waived on or prior to the date of the Closing and, as a result thereof, the transactions contemplated by the Subscription Agreement are not consummated at the Closing, or (e) the Termination Date, if the Closing has not occurred on or prior to such date.

Investor Rights and Lock-up Agreement

At the Effective Time, AHAC and certain of the Humacyte stockholders and AHAC stockholders will enter into the Investor Rights and Lock-up Agreement, pursuant to which, among other things, (a) such stockholders (i) will agree not to effect any sale or distribution of any shares held by any of them during the one-year lock-up period described therein, (ii) will be granted certain registration rights with respect to certain shares of securities held by them, and (iii) provides for certain provisions related to the New Humacyte Board, in each case, on the terms and subject to the conditions therein. Pursuant to the Investor Rights and Lock-up Agreement, the Sponsor and Messrs. Carlson, Robertson, Springer and Xie, directors of AHAC, will have the right to designate, and the New Humacyte Board will nominate, one individual for election to the New Humacyte Board for so long as the designating stockholders collectively own at least 5.0% of New Humacyte common stock.

If the volume weighted average price (“VWAP”) of New Humacyte common stock on Nasdaq, or any other national securities exchange on which New Humacyte common stock is then traded, is greater than or equal to $15.00 over any 20 trading days within any 30 trading day period following the Closing, then, commencing at least 180 days after the Closing, the lock-up period shall be deemed to have expired with respect to 50% of the shares of New Humacyte common stock held by each party subject to the Investor Rights and Lock-up Agreement. The lock-up period shall not apply to any shares purchased in the PIPE Investment by parties to the Investor Rights and Lock-up Agreement.

Lock-up Agreement

At the Effective Time, certain Humacyte stockholders who do not enter into the Investor Rights and Lock-up Agreement will enter into a lock-up agreement (the “Lock-up Agreement”) restricting their ability to transfer. The Lock-up Agreement has substantially the same terms as the Investor Rights and Lock-up Agreement, described above in “— Investor Rights and Lock-up Agreement” (with the exception of the right to designate a member of the New Humacyte Board).

The above description of the proposed Business Combination should be read in conjunction with the disclosures contained in the Form S-4 originally filed by the Company with the SEC on March 23, 2021 and declared effective by the SEC on August 4, 2021.

Liquidity

As of June 30, 2021, the Company had cash outside the Trust Account of $383,400 available for working capital needs. All remaining cash held in the Trust Account are generally unavailable for the Company’s use, prior to an initial business combination, and is restricted for use either in a Business Combination or to redeem common stock. As of June 30, 2021 and December 31, 2020, none of the amount in the Trust Account was available to be withdrawn as described above.

Through June 30, 2021, the Company’s liquidity needs were satisfied through receipt of $25,000 from the sale of the founder shares, advances from the Sponsor in an aggregate amount of $147,763 and the remaining net proceeds from the IPO and the sale of Private Placement Units.

The Company anticipates that the $383,400 outside of the Trust Account as of June 30, 2021, will be sufficient to allow the Company to operate for at least the next 12 months from the issuance of the financial statements, assuming that a Business Combination is not consummated during that time. Until consummation of its Business Combination, the Company will be using the funds not held in the Trust Account, and any additional Working Capital Loans (as defined in Note 5) from the initial stockholders, the Company’s officers and directors, or their respective affiliates (which is described in Note 5), for identifying and evaluating prospective acquisition candidates, performing business due diligence on prospective target businesses, traveling to and from the offices, plants or similar locations of prospective target businesses, reviewing corporate documents and material agreements of prospective target businesses, selecting the target business to acquire and structuring, negotiating and consummating the Business Combination.

The Company does not believe it will need to raise additional funds in order to meet the expenditures required for operating its business. However, if the Company’s estimates of the costs of undertaking in-depth due diligence and negotiating business combination is less than the actual amount necessary to do so, the Company may have insufficient funds available to operate its business prior to the business combination. Moreover, the Company will need to raise additional capital through loans from its Sponsor, officers, directors, or third parties. None of the Sponsor, officers or directors are under any obligation to advance funds to, or to invest in, the Company. If the Company is unable to raise additional capital, it may be required to take additional measures to conserve liquidity, which could include, but not necessarily be limited to, curtailing operations, suspending the pursuit of its business plan, and reducing overhead expenses. The Company cannot provide any assurance that new financing will be available to it on commercially acceptable terms, if at all.

Risks and Uncertainties

On January 30, 2020, the World Health Organization (“WHO”) announced a global health emergency because of a new strain of coronavirus (the “COVID-19 outbreak”). In March 2020, the WHO classified the COVID-19 outbreak as a pandemic, based on the rapid increase in exposure globally. The full impact of the COVID-19 outbreak continues to evolve. The impact of the COVID-19 outbreak on the Company’s financial position will depend on future developments, including the duration and spread of the outbreak and related advisories and restrictions. These developments and the impact of the COVID-19 outbreak on the financial markets and the overall economy are highly uncertain and cannot be predicted. If the financial markets and/or the overall economy are impacted for an extended period, the Company’s financial position may be materially adversely affected. Additionally, the Company’s ability to complete an initial business combination may be materially adversely affected due to significant governmental measures being implemented to contain the COVID-19 outbreak or treat its impact, including travel restrictions, the shutdown of businesses and quarantines, among others, which may limit the Company’s ability to have meetings with potential investors or affect the ability of a potential target company’s personnel, vendors and service providers to negotiate and consummate an initial business combination in a timely manner. The Company’s ability to consummate an initial business combination may also be dependent on the ability to raise additional equity and debt financing, which may be impacted by the COVID-19 outbreak and the resulting market downturn.

Note 1 — Organization and Business Operations

Organization and General

Alpha Healthcare Acquisition Corp. (the “Company”) was incorporated as a Delaware corporation on July 1, 2020. The Company was incorporated for the purpose of effecting a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination with one or more businesses (the “Business Combination”). The Company has not selected any specific business combination target and the Company has not, nor has anyone on its behalf, initiated any substantive discussions, directly or indirectly, with any business combination target.

The Company has selected December 31 as its fiscal year end.

As of December 31, 2020, the Company had not yet commenced any operations. All activity through December 31, 2020, relates to the Company’s formation and the Initial Public Offering (“IPO”) described below. The Company will not generate any operating revenues until after the completion of its initial business combination, at the earliest. The Company will generate non-operating income in the form of interest income on cash and cash equivalents from the proceeds derived from the IPO.

Financing

The registration statement for the Company’s IPO was declared effective on September 17, 2020 (the “Effective Date”). On September 22, 2020, the Company consummated the IPO of 10,000,000 units (the “Units” and, with respect to the shares of Class A common stock included in the Units sold, the “Public Shares”), at $10.00 per Unit, generating gross proceeds of $100,000,000, which is described in Note 4.

Simultaneously with the closing of the IPO, the Company consummated the sale of 355,000 Units (the “Private Placement Units”) the Sponsor, Oppenheimer & Co. Inc. (“Oppenheimer”) and Northland Securities, Inc. (“Northland”) at a purchase price of $10.00 per Private Placement Unit, generating gross proceeds to the Company of $3,550,000, which is described in Note 5.

Transaction costs amounted to $4,197,388 consisting of $2,000,000 of underwriting fee, $1,959,758 of deferred underwriting fee and $329,713 of other offering costs. Of the total transaction cost $317,023 was expensed as non-operating expenses in that statement of operations with the rest of the offering cost charged to stockholders’ equity. The transaction costs were allocated based on the relative fair value basis, compared to the total offering proceeds, between the fair value of the public warrant liabilities and the Class A common stock.

Trust Account

Following the closing of the IPO on September 22, 2020, an amount of $100,000,000 from the net proceeds of the sale of the Units in the IPO and the sale of the Private Placement Units was placed in a trust account (“Trust Account”) which will be invested in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act, with a maturity of 185 days or less or in any open-ended investment company that holds itself out as a money market fund meeting the conditions of Rule 2a-7 of the Investment Company Act, as determined by the Company. Except with respect to interest earned on the funds held in the trust account that may be released to the Company to pay its tax obligations, the proceeds from the IPO and the sale of the private placement units will not be released from the trust account until the earliest of (a) the completion of the Company’s initial business combination, (b) the redemption of any public shares properly submitted in connection with a stockholder vote to amend the Company’s amended and restated certificate of incorporation, and (c) the redemption of the Company’s public shares if the Company is unable to complete the initial business combination within 24 months from the closing of the IPO, subject to applicable law. The proceeds deposited in the trust account could become subject to the claims of the Company’s creditors, if any, which could have priority over the claims of the Company’s public stockholders.

Initial Business Combination

The Company’s management has broad discretion with respect to the specific application of the net proceeds of the IPO, although substantially all of the net proceeds are intended to be generally applied toward consummating a business combination.

Note 1 — Organization and Business Operations (continued)

The Company’s business combination must be with one or more target businesses that together have a fair market value equal to at least 80% of the balance in the Trust Account (as defined below) (net of taxes payable) at the time of the signing an agreement to enter into a business combination. However, the Company will only complete a business combination if the post-business combination company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target sufficient for it not to be required to register as an investment company under the Investment Company Act. There is no assurance that the Company will be able to successfully effect a business combination.

The Company will provide its public stockholders with the opportunity to redeem all or a portion of their public shares upon the completion of the initial business combination either (i) in connection with a stockholder meeting called to approve the initial business combination or (ii) by means of a tender offer. The decision as to whether the Company will seek stockholder approval of a proposed initial business combination or conduct a tender offer will be made by the Company, solely in its discretion. The stockholders will be entitled to redeem their shares for a pro rata portion of the amount then on deposit in the Trust Account (initially $10.00 per share, plus any pro rata interest earned on the funds held in the Trust Account and not previously released to the Company to pay its tax obligations).

The shares of common stock subject to redemption is recorded at a redemption value and classified as temporary equity upon the completion of the IPO, in accordance with Accounting Standards Codification (“ASC”) Topic 480 “Distinguishing Liabilities from Equity.” In such case, the Company will proceed with a business combination if the Company has net tangible assets of at least $5,000,001 either immediately prior to or upon consummation of a business combination and, if the Company seeks stockholder approval, a majority of the issued and outstanding shares voted are voted in favor of the business combination.

The Company will have 24 months from the closing of the IPO (with the ability to extend with stockholder approval) to consummate a business combination (the “Combination Period”). However, if the Company is unable to complete a business combination within the Combination Period, the Company will redeem 100% of the outstanding public shares for a pro rata portion of the funds held in the Trust Account, equal to the aggregate amount then on deposit in the trust account including interest earned on the funds held in the trust account and not previously released to the Company, divided by the number of then outstanding public shares, subject to applicable law and as further described in the registration statement, and then seek to dissolve and liquidate.

The Company’s sponsor, officers and directors have agreed to (i) waive their redemption rights with respect to their founder shares, private placement shares and public shares in connection with the completion of the initial business combination, (ii) waive their redemption rights with respect to their founder shares and public shares in connection with a stockholder vote to approve an amendment to the Company’s amended and restated certificate of incorporation, and (iii) waive their rights to liquidating distributions from the trust account with respect to their founder shares and private placement shares if the Company fails to complete the initial business combination within the Combination Period.

The Company’s sponsor has agreed that it will be liable to the Company if and to the extent any claims by a third party for services rendered or products sold to the Company, or a prospective target business with which the Company has entered into a written letter of intent, confidentiality or similar agreement or business combination agreement, reduce the amount of funds in the trust account to below the lesser of (i) $10.00 per public share and (ii) the actual amount per public share held in the trust account as of the date of the liquidation of the trust account, if less than $10.00 per share due to reductions in the value of the trust assets, less taxes payable, provided that such liability will not apply to any claims by a third party or prospective target business who executed a waiver of any and all rights to the monies held in the trust account (whether or not such waiver is enforceable) nor will it apply to any claims under the Company’s indemnity of the underwriters of the IPO against certain liabilities, including liabilities under the Securities Act. However, the Company has not asked its sponsor to reserve for such indemnification obligations, nor has the Company independently verified whether its sponsor has sufficient funds to satisfy its indemnity obligations and believe that the Company’s sponsor’s only assets are securities of the Company. Therefore, the Company cannot assure that its sponsor would be able to satisfy those obligations.

Note 1 — Organization and Business Operations (continued)

Liquidity

As of December 31, 2020, the Company had cash outside the Trust Account of $1,094,761 available for working capital needs. All remaining cash held in the Trust Account are generally unavailable for the Company’s use, prior to an initial business combination, and is restricted for use either in a Business Combination or to redeem common stock. As of December 31, 2020, none of the amount in the Trust Account was available to be withdrawn as described above.

Through December 31, 2020, the Company’s liquidity needs were satisfied through receipt of $25,000 from the sale of the founder shares, advances from the Sponsor in an aggregate amount of $95,136 and the remaining net proceeds from the IPO and the sale of Private Placement Units.

The Company anticipates that the $1,094,761 outside of the Trust Account as of December 31, 2020, will be sufficient to allow the Company to operate for at least the next 12 months from the issuance of the financial statements, assuming that a Business Combination is not consummated during that time. Until consummation of its Business Combination, the Company will be using the funds not held in the Trust Account, and any additional Working Capital Loans (as defined in Note 6) from the initial stockholders, the Company’s officers and directors, or their respective affiliates (which is described in Note 6), for identifying and evaluating prospective acquisition candidates, performing business due diligence on prospective target businesses, traveling to and from the offices, plants or similar locations of prospective target businesses, reviewing corporate documents and material agreements of prospective target businesses, selecting the target business to acquire and structuring, negotiating and consummating the Business Combination.

The Company does not believe it will need to raise additional funds in order to meet the expenditures required for operating its business. However, if the Company’s estimates of the costs of undertaking in-depth due diligence and negotiating business combination is less than the actual amount necessary to do so, the Company may have insufficient funds available to operate its business prior to the business combination. Moreover, the Company will need to raise additional capital through loans from its Sponsor, officers, directors, or third parties. None of the Sponsor, officers or directors are under any obligation to advance funds to, or to invest in, the Company. If the Company is unable to raise additional capital, it may be required to take additional measures to conserve liquidity, which could include, but not necessarily be limited to, curtailing operations, suspending the pursuit of its business plan, and reducing overhead expenses. The Company cannot provide any assurance that new financing will be available to it on commercially acceptable terms, if at all.

Risks and Uncertainties

On January 30, 2020, the World Health Organization (“WHO”) announced a global health emergency because of a new strain of coronavirus (the “COVID-19 outbreak”). In March 2020, the WHO classified the COVID-19 outbreak as a pandemic, based on the rapid increase in exposure globally. The full impact of the COVID-19 outbreak continues to evolve. The impact of the COVID-19 outbreak on the Company’s financial position will depend on future developments, including the duration and spread of the outbreak and related advisories and restrictions. These developments and the impact of the COVID-19 outbreak on the financial markets and the overall economy are highly uncertain and cannot be predicted. If the financial markets and/or the overall economy are impacted for an extended period, the Company’s financial position may be materially adversely affected. Additionally, the Company’s ability to complete an initial business combination may be materially adversely affected due to significant governmental measures being implemented to contain the COVID-19 outbreak or treat its impact, including travel restrictions, the shutdown of businesses and quarantines, among others, which may limit the Company’s ability to have meetings with potential investors or affect the ability of a potential target company’s personnel, vendors and service providers to negotiate and consummate an initial business combination in a timely manner. The Company’s ability to consummate an initial business combination may also be dependent on the ability to raise additional equity and debt financing, which may be impacted by the COVID-19 outbreak and the resulting market downturn.